Related Parties Transactions	6 Months Ended
Dec. 31, 2024
Related Parties Transactions [Abstract]
Related Parties Transactions
9.	Related Parties Transactions

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2024 and June 30, 2024:

No.	Related Parties	Relationship
1	Ufintek Group Pte. Ltd.	Wang Yizhou, Financial Director of Helport Singapore, serves as the Executive Director of Ufintek Group Pte. Ltd.
2	Stony Holdings Limited	Shareholder of Helport AI Limited
3	Ms. Fan Yu	Chairman of the Board of Directors of Helport Limited
4	Ms. Yizhou Wang	Financial Director of Helport Singapore

(a)	The Group entered into the following transactions with related parties:

	For the six months ended December 31,
	2024	2023
	(unaudited)	(unaudited)
Nature
Reimbursement for advance payment from a related party
Wang Yizhou	$-	$1,524

Loan repayments to related parties
Ufintek Group Pte. Ltd.	$74,261	$3,638
Stony Holdings Limited	$269,986	$-
Yu Fan	$84,991	$-

(b)	The Group had the following balances with related parties:

	As of December 31,	As of June 30,
	2024	2024
	(unaudited)
Amount due to related parties:
Ufintek Group Pte. Ltd. (1)	$529,823	$604,084
Yu Fan (1)	6,715	276,701
Stony Holdings Limited (2)	-	84,991
Total	$536,538	$965,776

(1)	The balance represents the advance funds received from related parties for daily operational purposes.

(2)	On March 15, 2024, the Group entered into Line of Credit Agreements with two existing shareholders, Hades Capital Limited and Stony Holdings Limited (collectively “Helport Shareholders”), which provides the Group with unsecured lines of credit in the principal maximum amount of $4,000,000 and $2,000,000, respectively. The principal indebtedness under the Line of Credit Agreements will mature on the third anniversary of the date the Line of Credit Agreements were entered into, at an interest rate of 0% per annum. As of June 30, 2024, an aggregate of $84,991 were drawn from such lines of credit. As of December 31, 2024, the Group had fully settled the outstanding balance.